SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2020
SEGMENT INFORMATION
SEGMENT INFORMATION

13. SEGMENT INFORMATION

The Group offers a wide range of educational and career enhancement services and products focusing on improving educational opportunities for primary and advanced degree school students and employment opportunities for university graduates.

The Group’s chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Group.

The management classified the reportable segments into two segments: 1) K-12 schools, 2) CP&CE Programs.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment’s revenues, cost of revenues, gross profit, operating expenses, other income (expense), (loss) income before income tax and non-controlling interests and total assets as follows.

For the nine months ended September 30, 2019 (Unaudited)

(RMB in thousands)	K‑12	CP&CE
	Schools	Programs	Consolidated
	RMB	RMB	RMB

Net Revenues	203,214	207,346	410,560
Cost of revenues	(128,887)	(142,385)	(271,272)
GROSS PROFIT	74,327	64,961	139,288

OPERATING EXPENSES
Selling and marketing	(941)	(34,290)	(35,231)
General and administrative	(28,700)	(64,316)	(93,016)
Research and development	—	(239)	(239)
Impairment loss	—	(38,754)	(38,754)
Unallocated corporate expenses	—	—	(54,357)
Total operating expenses	(29,641)	(137,599)	(221,597)

OPERATING INCOME (LOSS)	44,686	(72,638)	(82,309)

OTHER INCOME
Interest income	813	699	1,512
Foreign exchange gain, net	—	47	47
Other income (loss), net	92	(14)	78
Gain on sale of investment available for sale	264	—	264
Unallocated corporate other income	—	—	3,382
Total other income	1,169	732	5,283

INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	45,855	(71,906)	(77,026)

For the nine months ended September 30, 2020 (Unaudited)

	K-12	CP&CE
(RMB in thousands)	Schools	Programs	Consolidated
	RMB	RMB	RMB
Net Revenues	185,766	172,684	358,450
Cost of revenues	(119,972)	(160,051)	(280,023)
GROSS PROFIT	65,794	12,633	78,427

OPERATING EXPENSES
Selling and marketing	(847)	(33,563)	(34,410)
General and administrative	(29,205)	(59,174)	(88,379)
Research and development	(28)	(990)	(1,018)
Impairment loss	—	(36,699)	(36,699)
Unallocated corporate expenses	—	—	(45,740)
Total operating expenses	(30,080)	(130,426)	(206,246)

OPERATING INCOME (LOSS)	35,714	(117,793)	(127,819)

OTHER INCOME
Interest income	407	2,226	2,633
Foreign exchange gain, net	—	33	33
Other (loss) income, net	(460)	3,920	3,460
Loss from deregistration of subsidiaries	—	(22)	(22)
Gain on disposal of subsidiaries	—	752	752
Gain on the bargain purchase	—	40,273	40,273
Gain on sale of investment available for sale	2,018	—	2,018
Unallocated corporate other income	—	—	6,343
Total other income	1,965	47,182	55,490

INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	37,679	(70,611)	(72,329)

Segment assets	478,967	430,436	909,403
Unallocated corporate assets	—	—	177,204
TOTAL ASSETS AS OF SEPTEMBER 30, 2020	478,967	430,436	1,086,607

The following table summarizes the net revenues for the nine months ended September 30, 2019 and 2020 by geographic areas.

	Three months ended September 30,		Nine months ended September 30,
	2019	2020	2019	2020
	RMB	RMB	RMB	RMB
	Unaudited	Unaudited	Unaudited	Unaudited
Net Revenues
PRC	102,874	91,914	347,041	273,953
U.S.	23,682	20,794	63,519	84,497
Total	126,556	112,708	410,560	358,450

Net revenues are attributed to areas based on the location where the service is performed to the customers. Other than in PRC and the United States, the Group does not conduct business in any other individual country.

The following table summarizes long-lived assets for the years ended and as of December 31, 2019 and September 30, 2020 by geographic areas.

	As of
	December 31,	September 30,
	2019	2020
	RMB	RMB
		Unaudited
Long-Lived Assets
PRC	371,847	303,838
U.S.	168,146	194,521
Total	539,993	498,359

Long-lived assets represent property and equipment, land use rights, intangible assets, goodwill, operating and finance lease right-of-use assets for each geographic area.